Commitments and Contingencies (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
Outstanding letters of credit	$ 2.0	$ 1.3
Third Party Contract Manufacturer
Loss Contingencies [Line Items]
Non-cancelable purchase commitments	17.5
Other Vendors
Loss Contingencies [Line Items]
Non-cancelable purchase commitments	$ 12.3